Property, Equipment and Software, Net - Property, Equipment and Software (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	¥ 73,484		¥ 74,166
Less: Accumulated depreciation and amortization	(59,375)		(62,191)
Property, equipment and software, net	14,109	$ 1,993	11,975
Electronic Equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	29,480		32,756
Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	8,707		9,326
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	31,132		27,969
Vehicles
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	307		307
Computer Softwares
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	¥ 3,858		¥ 3,808